Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Other expenses	$ (10)	$ (10)	$ (18)
Total	(61)	(55)	(63)
Income and gains
Other revenue	1	0	1
Total	15	12	11
LIABILITIES
Total	170	103
Amounts receivable	15	12
Other related parties
LIABILITIES
Total	$ 2	2
Xavier Niel
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired	40.40%
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	$ 133	68
Amounts receivable	12	9
EPM | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	(47)	(45)	(45)
Income and gains
Sale of goods and services	14	12	11
LIABILITIES
Total	32	33
Amounts receivable	3	2
Atlas Group | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	(4)	0	0
Income and gains
Sale of goods and services	0	0	$ 0
LIABILITIES
Total	$ 2	$ 0
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%